Cover	12 Months Ended
Mar. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	AMARC RESOURCES LTD.
Entity Central Index Key	0001175596
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--03-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Mar. 31, 2023
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding	186,602,894
Document Annual Report	true
Document Transition Report	false
Entity File Number	0-49869
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Entity Address Address Line 1	14th Floor
Entity Address City Or Town	Vancouver
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Entity Address Postal Zip Code	V6E 4H1
Entity Address Country	CA
Auditor Location	Vancouver, BC
Auditor Firm Id	1054
Auditor Name	DeVisser Gray LLP
Entity Incorporation State Country Code	Z4
Entity Address Address Line 2	1040 West Georgia Street
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	14th Floor
Entity Address City Or Town	Vancouver
Contact Personnel Name	Thomas Wilson
Contact Personnel Email Address	tomwilson@amarcresources.com
Entity Address Postal Zip Code	V6E 4H1
Entity Address Country	CA
City Area Code	604
Local Phone Number	561-2873
Entity Address Address Line 2	1040 West Georgia Street